Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Rent Expenses Associated With Leases
	Unaudited 6 months ended June 30,
USD’000	2026	2025
Finance lease cost
Amortization of right-of-use assets	37	-
Interest on lease liabilities	2	-

Operating lease cost:
Fixed rent expense	590	323
Variable lease cost	70	-
Short-term lease cost	-	-
Net lease cost	699	323
Lease cost - Cost of sales		-
Lease cost - General & administrative expenses	699	323
Net lease cost	699	323

Schedule of Cash and Non-Cash Activities Associated With Leases

During the six months ended June 30, 2026, and 2025, the Group had the following cash and non-cash activities associated with its leases:

	As of June 30,	As of June 30,
USD’000	2026 (unaudited)	2025 (unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	590	337
Financing cash flows from finance leases	39	-
Non-cash investing and financing activities:
Net lease cost	699	323
Additions to ROU assets obtained from:
New operating lease liabilities		70
New finance lease liabilities	39	-

Schedule of Right-of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2026 and December 31, 2025.

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Right-of-use assets:
Operating leases	5,975	6,366
Finance leases	87	126
Total right-of-use assets	6,062	6,492
Lease liabilities:
Operating leases	5,910	6,468
Finance leases	90	129
Total lease liabilities	6,000	6,597

Schedule of Future Minimum Annual Lease Payments

As of June 30, 2026, future minimum annual lease payments were as follows:

	USD’000	USD’000	USD’000
Year	Operating	Finance	Total
2026	572	28	600
2027	877	52	929
2028	858	36	894
2029	857	9	866
2030 and beyond	3,586	10	3,596
Total future minimum operating and finance lease payments	6,750	135	6,885
Less effects of discounting	(840)	(45)	(885)
Lease liabilities recognized	5,910	90	6,000